Property, plant and equipment, net (Details 2) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Mar. 31, 2014 CNY	Sep. 30, 2014 Buildings Short-term bank loan USD ($)	Sep. 30, 2014 Buildings Short-term bank loan CNY	Mar. 31, 2014 Buildings Short-term bank loan CNY
Property, Plant and Equipment [Line Items]
Carrying value of buildings collateralized for loans								$ 18,093	111,052	114,570
Depreciation expense	1,979	12,146	7,560	3,649	22,398	14,998
Bank loan	$ 9,775	60,000		$ 9,775	60,000		60,000	$ 9,775	60,000	60,000